Transfers of Financial Assets - Information on the Asset Types and the Associated Transactions (Detail) - Information on the Asset Types and the Associated Transactions [Member] - EUR (€)
€ in Millions
		Dec. 31, 2017	Dec. 31, 2016 [1]
Trading securities not derecognized due to the following transactions:
Repurchase agreements		€ 39,973	€ 34,045
Securities lending agreements		58,076	64,661
Total return swaps		2,390	2,079
Other		12,661	10,830
Total trading securities, assets		113,101	111,615
Other trading assets		71	85
Financial assets available for sale		711	241
Loans	[2]	131	191
Total		114,014	112,132
Carrying amount of associated liabilities		€ 48,885	€ 41,536

[1]	Prior year numbers have been restated following reassessments of certain repurchase, securities lending, loans and other transactions
[2]	Loans where the associated liability is recourse only to the transferred assets had a carrying value and fair value of 108 million at December 31, 2017 and 123 million at December 31, 2016. The associated liabilities had the same carrying value and fair value which resulted in a net position of 0